FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FINANCIAL INSTRUMENTS
Working capital	$ 37,764,071
Trade and other receivables	$ 81,208	$ 21,467
Currency risk | USD
FINANCIAL INSTRUMENTS
Increase in designated risk	1.00%
Decrease in designated risk	1.00%
Increase (decrease) in profit and loss as a result of increase in a designated risk	$ 4,056
Increase (decrease) in profit and loss as a result of decrease in a designated risk	$ 4,056
Currency risk | Bolivianos
FINANCIAL INSTRUMENTS
Increase in designated risk	1.00%
Decrease in designated risk	1.00%
Increase (decrease) in profit and loss as a result of increase in a designated risk	$ 12,631
Increase (decrease) in profit and loss as a result of decrease in a designated risk	$ 12,631
Equity Price Risk
FINANCIAL INSTRUMENTS
Increase in designated risk	10.00%	10.00%
Decrease in designated risk	10.00%	10.00%
Increase (decrease) in profit and loss as a result of increase in a designated risk	$ 0	$ 5,400
Increase (decrease) in profit and loss as a result of decrease in a designated risk	$ 0	$ 5,400